ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Feb. 28, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Company's subsidiaries and VIEs and VIE's subsidiaries and schools

As of February 28, 2014, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries and schools are as follows:

		Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership	Principal activities

Subsidiaries:

TAL Holding Limited (“TAL Hong Kong”)(1)	March 11, 2008	Hong Kong	100%	Holding company

Beijing Century TAL Education Technology Co., Ltd. (“TAL Beijing”)(2)	May 8, 2008	Beijing	100%	Software sales, and consulting service

Beijing Huanqiu Zhikang Shidai Education Consulting Co., Ltd. (“Huanqiu Zhikang”)	September 17, 2009	Beijing	100%	Education and management consulting service

Yidu Huida Education Technology (Beijing) Co., Ltd. (“Yidu Huida”)	November 11, 2009	Beijing	100%	Software sales and consulting service

Yidu Technology Group (“Yidu Cayman”)	February 2, 2012	Cayman Islands	100%	Holding company

Yidu Technology Group Limited (“Yidu Hong Kong”)	April 13, 2012	Hong Kong	100%	Holding company

Beijing Xintang Sichuang Education Technology Co., Ltd (“Beijing Xintang Sichuang”)	August 27, 2012	Beijing	100%	Software and Network development, sales, and consulting service

Zhixuesi Education Consulting (Beijing) Co., Ltd (“Zhixuesi Beijing”)	October 23, 2012	Beijing	100%	Software and Network development, sales, and consulting service

YiduXuedi Network Technology (Beijing) Co., Ltd (“Yidu Xuedi Beijing”)	November 30, 2012	Beijing	100%	Software and Network development, sales, and consulting service

Variable interest entities:

Beijing Xueersi Education Technology Co., Ltd. (“Xueersi Education”)	December 31, 2005	Beijing	N/A *	Sales of educational materials and products

Beijing Xueersi Network Technology Co., Ltd. (“Xueersi Network”)	August 23, 2007	Beijing	N/A *	Technology development and Educational consulting service

Beijing Dongfangrenli Science & Commerce Co., Ltd. (“Beijing Dongfangrenli”)	September 28, 2011	Beijing	N/A *	Study aboard intermediary service

Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership		Principal activities

VIEs’ subsidiariesand schools:

Beijing Haidian District Xueersi Training School (“Beijing Haidian School”)	July 3, 2006	Beijing	N/A	*	After-school tutoring for primary and secondary school students

Beijing Dongcheng District Xueersi Training School (“Beijing Dongcheng School”)	March 21, 2008	Beijing	N/A	*	After-school tutoring for primary and secondary school students

Beijing Zhikang Culture Distribution Co., Ltd. (“Zhikang”)	June 30, 2008	Beijing	N/A	*	After- school tutoring for primary and secondary school students

Wuhan Jianghan District Xueersi English Training School (“Wuhan Jianghan School”)	July 1, 2008	Wuhan	N/A	*	Language education

Shanghai Changning District Xueersi Training School (“Shanghai Changning School”)	August 1, 2008	Shanghai	N/A	*	After-school tutoring for primary and secondary school students

Shanghai Minhang District Xueersi Training School (“Shanghai Minhang School”)	August 1, 2008	Shanghai	N/A	*	Language education

Beijing Xicheng District Xueersi Training School (“Beijing Xicheng School”)	April 2, 2009	Beijing	N/A	*	After-school tutoring for primary and secondary school students

Shanghai Xueersi Education Information Consulting Co., Ltd. (“Shanghai Education”)	July 2, 2009	Shanghai	N/A	*	Educational information consulting and educational software development

Tianjin Xueersi Education Information Consulting Co., Ltd. (“Tianjin Education”)	August 14, 2009	Tianjin	N/A	*	Educational information consulting service

Guangzhou Xueersi Education Technology Co., Ltd. (“Guangzhou Education”)	August 16, 2009	Guangzhou	N/A	*	Educational technology research and development

Shenzhen Xueersi Education Technology Co., Ltd. (“Shenzhen Education”)	December 22, 2009	Shenzhen	N/A	*	Teaching software research and development

Beijing Haidian District Lejiale Training School (“Beijing Lejiale School”)	March 22, 2010	Beijing	N/A	*	After-school tutoring for primary and secondary school students

Tianjin Hexi District Xueersi Training School (“Hexi Xueersi School”)	August 3, 2010	Tianjin	N/A	*	After-school tutoring for primary and secondary school students

Hangzhou Xueersi Education Consulting Co., Ltd. (“Hangzhou Education”)	December 1, 2010	Hangzhou	N/A	*	Educational information consulting and educational software development

Wuhan Jiang’an District Xueersi Training School (“Wuhan Jiang’an School”)	December 16, 2010	Wuhan	N/A	*	After-school tutoring for primary and secondary school students

Beijing Chaoyang District Xueersi Training School (“Beijing Chaoyang School”)	January 17, 2011	Beijing	N/A	*	After-school tutoring for primary and secondary school students

Beijing Xueersi Nanjing Education Technology Co., Ltd. (“Nanjing Education”)	January 24, 2011	Nanjing	N/A	*	Educational information consulting and educational software development

Xi’an Xueersi Network Technology Co., Ltd. (“Xi’an Network”)	February 15, 2011	Xi’an	N/A	*	Software sales, and consulting service

Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership		Principal activities

VIEs’ subsidiariesand schools: - continued

Chengdu Xueersi Education Consulting Co., Ltd. (“Chengdu Education”)	March 18, 2011	Chengdu	N/A	*	Educational information consulting and educational software development

Beijing Shijingshan District Xueersi Training School (“Beijing ShijingshanSchool”)	January 4, 2012	Beijing	N/A	*	After-school tutoring for primary and secondary school students

TaiyuanYingze District Xueersi Training School (“ Taiyuan Yingze School”)	February 21, 2012	Taiyuan	N/A	*	After-school tutoring for primary and secondary school students

Suzhou Xueersi Network Technology Co., Ltd. (“Suzhou Network”)	February 21, 2012	Suzhou	N/A	*	Software sales, and consulting service

Chongqing Shapingba District Xueersi Education Training School (“Chongqing Shapingba School”)	February 24, 2012	Chongqing	N/A	*	After-school tutoring for primary and secondary school students

Shenyang Xueersi Education Information Consulting Co., Ltd. (“Shenyang Education”)	April 12, 2012	Shenyang	N/A	*	Educational information consulting service

Zhengzhou Jinshui District Xueersi Shulihua Training Center (“Zhengzhou Jinshui Center”)	June 18, 2012	Zhengzhou	N/A	*	After-school tutoring for primary and secondary school students

Guangzhou Tianhe District Xueersi Training Center (“Guangzhou Tianhe Center”)	July 12, 2012	Guangzhou	N/A	*	After-school tutoring for primary and secondary school students

Shenyang Xueersi Education Training School (“Shenyang Training School”)	September 6, 2012	Shenyang	N/A	*	After-school tutoring for primary and secondary school students

Suzhou Zhikang Culture Training Center (“Suzhou Zhikang Center”)	December 14, 2012	Suzhou	N/A	*	After-school tutoring for primary and secondary school students

Guangzhou Liwan District Xueersi Training Center (“Guangzhou Liwan Center”)	February 25, 2013	Guangzhou	N/A	*	After-school tutoring for primary and secondary school students

Nanjing Xintang Sichuang Education Consulting Co.,Ltd (Nanjing Xintang Sichuang Education)	March 1, 2013	Nanjing	N/A	*	Software and Network development sales, and consulting service

Guangzhou Yuexiu District Xueersi Training Center (“Guangzhou Yuexiu Center”)	March 12, 2013	Guangzhou	N/A	*	After-school tutoring for primary and secondary school students

Nanjing Xintangsichuang Education Training School(“Nanjing Xintangsichuang School”)	April 19, 2013	Nanjing	N/A	*	After-school tutoring for primary and secondary school students

Chengdu Jinniu District Xueersi Training School (“Chengdu Jinniu School”)	April 22, 2013	Chengdu	N/A	*	After-school tutoring for primary and secondary school students

Wuhan Wuchang District Xueersi Training School(“Wuhan Wuchang School”)	June 27, 2013	Wuhan	N/A	*	After-school tutoring for primary and secondary school students

Wuhan Jiang’an District Xueersi Education Yongqing Training School(“Wuhan Yongqing School”)	August 30, 2013	Wuhan	N/A	*	After-school tutoring for primary and secondary school students

Zhengzhou Zhongyuan District Xueersi Training School(“Zhengzhou Zhongyuan School”)	October 21, 2013	Zhengzhou	N/A	*	After-school tutoring for primary and secondary school students

Shenzhen Xueersi Training Center (“Shenzhen Xueersi Center”)	November 12, 2013	Shenzhen	N/A	*	After-school tutoring for primary and secondary school students

Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership		Principal activities

Hangzhou Xueersi Training School (“Hangzhou Xueersi School”)	November 14, 2013	Hangzhou	N/A	*	After-school tutoring for primary and secondary school students

Shanghai Putuo District Xueersi Training School (“Shanghai Putuo School”)	January 6, 2014	Shanghai	N/A	*	After-school tutoring for primary and secondary school students

Beijing Changping District Xueersi Training School (“Beijing Changping School”)	January 13, 2014	Beijing	N/A	*	After-school tutoring for primary and secondary school students

*                                         These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

(1)                                 Previously known as Xueersi International Education Group and the name change permit granted by governmental authority in June 2013.

(2)                                 Previously known as TAL Education Technology (Beijing) Co.,Ltd. and the name change permit granted by governmental authority in August 2013.

Schedule of consolidated financial statement balances and amounts of the Company's VIEs and their subsidiaries and schools included in the consolidated financial statements after the elimination of intercompany balances and transactions
	As of February 28,	As of February 28,
	2013	2014
Cash and cash equivalents	$76,866,320	$136,914,501
Term deposits	11,251,668	—
Prepaid expenses and other current assets	15,162,308	14,728,772
Total current assets	103,280,296	151,643,273
Property and equipment, net	50,385,824	51,978,968
Other non-current assets	7,904,513	11,440,412
Total assets	161,570,633	215,062,653
Deferred revenue	67,743,448	102,488,333
Accrued expenses and other current liabilities	15,174,629	24,586,713
Total current liabilities	82,918,077	127,075,046
Total non-current liabilities	36,845	846,040
Total liabilities	$82,954,922	$127,921,086

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2012	2013	2014

Net revenues	$142,650,139	$186,575,902	$272,231,845
Net income	$45,236,929	$55,172,212	$86,108,986

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2012	2013	2014

Net cash provided by operating activities	$44,458,648	$37,349,571	$53,427,076
Net cash (used in) / provided by investing activities	$(27,017,006)	$(9,039,457)	$6,192,159
Net cash (used in) / provided by financing activities	$—	$—	$—

Schedule of consolidated financial statement balances and amounts of the Company and its subsidiaries, excluding the Company's VIEs, included in the consolidated financial statements after the elimination of the inter-company transactions and balances
	As of February 28,	As of February 28,
	2013	2014
Cash and cash equivalents	$108,214,353	$133,016,070
Term deposits	12,859,048	—
Prepaid expenses and other current assets	2,084,846	15,717,279
Total current assets	123,158,247	148,733,349
Property and equipment, net	25,729,264	26,646,223
Other non-current assets	5,583,735	37,156,542
Total assets	154,471,246	212,536,114
Deferred revenue	34,770,428	29,912,729
Accrued expenses and other current liabilities	6,809,150	9,768,551
Total current liabilities	41,579,578	39,681,280
Total non-current liabilities	62,100	—
Total liabilities	$41,641,678	$39,681,280

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2012	2013	2014

Net revenues	$34,869,533	$39,355,193	$41,663,360
Net loss	$(20,923,276)	$(21,732,146)	$(25,503,214)

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2012	2013	2014

Net cash provided by operating activities	$28,939,023	$28,060,174	$48,131,290
Net cash used in investing activities	$(32,078,753)	$(19,079,248)	$(23,595,025)
Net cash used in financing activities	$(470,022)	$(41,465,075)	$—